LEASE LIABILITES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange	(4,223)
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	$273,875

Which consists of:

	December 31, 2025	December 31, 2024
Current lease liability	$143,624	$154,147
Non-current lease liability	130,251	273,874
Ending balance	$273,875	$428,021

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	December 31, 2025	December 31, 2024
Less than one year	$165,022	$190,856
One to three years	141,519	282,419
Four to five years	-	71,836
Total undiscounted lease liabilities	306,541	545,111
Amount representing interest	(32,666)	(117,090)
	$273,875	$428,021